                      SEMIANNUAL REPORT / SEPTEMBER 30 2000

                         AIM HIGH INCOME MUNICIPAL FUND

                                  [COVER IMAGE]

                             [AIM LOGO APPEARS HERE]

                            --Registered Trademark--

                                 [COVER IMAGE]

                      -------------------------------------

                 OASIS IN THE URBAN JUNGLE BY JANE WOOSTER SCOTT

             ZOOS, AMUSEMENT PARKS AND SIMILAR ATTRACTIONS CAN BE A

         STIMULUS TO OTHER PROJECTS IN THE IMMEDIATE AREA. IN SELECTING

                SECURITIES FOR AIM HIGH INCOME MUNICIPAL FUND, WE

            LOOK FOR BONDS THAT ARE SUPPORTED WITH REVENUE GENERATED

             BY WELL-MANAGED PROJECTS THAT MAKE GOOD ECONOMIC SENSE.

                      -------------------------------------

For shareholders who seek a high level of current income exempt from federal taxes by investing in a diversified portfolio of fixed-income securities.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM High Income Municipal Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o   Had fees and expenses not been waived, returns would have been lower.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to differing fees and expenses.
o The fund's average annual total returns, including sales charges, for the periods ended 9/30/00 were as follows: Class A shares, one year, -7.74%; inception (1/2/98), -1.75%. Class B shares, one year, -8.31%; inception (1/2/98), -1.71%. Class C shares, one year, -4.66%; inception (1/2/98),
    -0.76%.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and annualized.
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield with an adjustment for a stated, assumed tax rate.
o The fund's annualized distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.
o The fund invests primarily in higher-yielding, lower-rated municipal bonds, commonly known as junk bonds, which have a greater risk of price fluctuation and loss of principal and income than U.S. government securities, such as U.S. Treasury bonds and bills, which offer a government guarantee as to the repayment of principal and interest if held to maturity.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
o   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o Government securities, such as U.S. Treasury bills, notes and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value will vary with market conditions.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                         AIM HIGH INCOME MUNICIPAL FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    When we started AIM in 1976, we had only a table, two chairs
   [PHOTO OF        and a telephone. At the time, Bob Graham, Gary Crum and I
  Charles T.        had the idea of creating a mutual fund company that put
    Bauer,          people first. Our slogan, "people are the product," means
  Chairman of       that people--our employees and our investors--are our
  the Board of      company.
   THE FUND
  APPEARS HERE]     Almost a quarter-century later, we've grown to more than
                    eight million investors, $183 billion in assets under
  [PHOTO OF         management and 59 retail funds. Over that time, the industry
   Robert H.        as a whole has grown from $51 billion in assets to more than
    Graham          $7 trillion today. I never dreamed we would see such
  APPEARS HERE]     phenomenal growth. You are the main reason for our success, and I want you to know how much I appreciate your loyalty and trust over the past 24 years.

Usually in this letter I review market activity during the period covered by the report. This time, I'd just like to say thank you. I retired as chairman of the AIM Funds effective September 30, and will retire as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.

I'm also very proud of our team of employees, now more than 2,500 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.

Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.

In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.

If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.

Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Management Group Inc.

                         AIM HIGH INCOME MUNICIPAL FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

FUND CONTINUES TO PROVIDE SOLID INCOME

MUNICIPAL BONDS OFFERED ATTRACTIVE YIELDS DURING THE REPORTING PERIOD. HOW DID AIM HIGH INCOME MUNICIPAL FUND PERFORM?
At the close of the reporting period, municipal bonds (munis), particularly high-yield issues, were a very attractive investment option. In many instances, high-yield munis, which are generally exempt from federal income taxes, offered yields exceeding those of taxable Treasury issues. Taking into account the tax advantages of munis over Treasuries, those yields were even more compelling.
    In line with these trends, the fund continued to offer attractive income, as illustrated by the chart below.
    Excluding sales charges, the fund's cumulative total returns for the six months ended September 30, 2000, were 1.28% for Class A shares and 0.95% for Class B and Class C shares. You will recall from our last report that the fund had posted negative returns for the fiscal year ended March 31, 2000. We have been able to improve total return by making adjustments to the fund's portfolio. Please keep in mind that the fund is managed more for income than for total return.
    During the reporting period, the fund's net assets grew from $63 million to $75 million.

WHAT WERE SOME OF THE KEY TRENDS IN THE BOND MARKET?
After a shaky start, most sectors of the bond market posted solid gains for the six-month reporting period. Initially, interest-rate concerns hurt bond performance. In May, the Federal Reserve Board (the Fed) raised the federal funds rate--the rate banks charge one another for overnight loans--from 6.0% to 6.5%. This marked the sixth time since June 1999 that the Fed raised interest rates in an effort to slow torrid economic growth and to contain inflation.
    Bonds rallied in late spring and early summer after key data indicated that economic growth was slowing, making additional Fed rate hikes less likely. Indeed, the Fed left interest rates unchanged for the remainder of the reporting period. Extreme stock-market volatility also made bonds more attractive to investors. The rally continued until September when rising oil prices revived concerns about inflation, causing bond prices to fall.
    Emerging-markets debt and long-term Treasury bonds were the best-performing sectors of the taxable-bond market. Also posting positive gains were agency bonds, mortgage-backed securities and investment-grade corporate bonds. High-yield corporate bonds and foreign bonds continued to struggle.

HOW DID MUNICIPAL BONDS FARE?
A lack of new-issue supply, combined with high demand, boosted muni-bond prices during the reporting period. Indeed, munis generally outperformed stocks for the six months ended September 30. Investors were drawn to munis because of their relatively low prices and attractive yields.
    At the same time demand was increasing, new muni-bond issuance was decreasing. During the first nine months of 2000, new-issue volume was down 19% from the comparable period in 1999. In a rising interest-rate environment, state and local governments were reluctant to issue new municipal bonds to fund projects. Additionally, many state and local governments were enjoying budget surpluses and thus found it unnecessary to take on new debt obligations.
    During the reporting period, revenue bonds slightly outperformed general obligation bonds (GOs). GOs are supported by tax dollars, while revenue bonds are funded with revenue generated by various projects.

WHAT ADJUSTMENTS DID YOU MAKE TO THE FUND'S PORTFOLIO?
Rising interest rates allowed us to buy new-issue muni bonds with yields ranging from 7% to 8.5%, their highest levels since the early 1990s. Over the reporting period, we lowered the fund's duration from 9.96 years to 8.95 years. Duration is an indicator of the sensitivity of a bond's value to changes in market interest rates. Funds with shorter duration tend to be less sensitive to price fluctuations. The fund's relatively long duration has hurt its performance, but we believe that it will be a positive factor in a stable interest-rate environment.


FUND OFFERS ATTRACTIVE DISTRIBUTION RATE, YIELD
As of 9/30/00

==========================================================================================
                                                                             TAXABLE-
               30-DAY                                     30-DAY            EQUIVALENT
            DISTRIBUTION      TAXABLE-EQUIVALENT        SEC YIELD       30-DAY SEC YIELD*
                RATE          DISTRIBUTION RATE*        AT MAXIMUM          AT MAXIMUM
               AT NAV               AT NAV            OFFERING PRICE      OFFERING PRICE

CLASS A         6.53%               10.81%                 6.13%              10.15%

CLASS B         5.64                 9.34                  5.67                9.39

CLASS C         5.64                 9.34                  5.67                9.39
==========================================================================================


*Assumes highest marginal federal tax rate of 39.6%

          See important fund and index disclosures inside front cover.

                         AIM HIGH INCOME MUNICIPAL FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION

As of 9/30/00, based on total net assets

==================================================================================================
TOP FIVE BOND HOLDINGS

                         COUPON       MATURITY             %          CREDIT RATING OF HOLDINGS
1. Onondaga               7.00%       11/01/30           2.55%
(County of)
Industrial                                                            NOT RATED 77.21%
Development
Agency                                                                AAA 5.44%

2. Beaver (County of)     7.63        05/01/25           2.26         A 0.95%
Industrial
Development                                                           BBB 10.39%
Agency
                                                                      BB 6.05%
3. Boulder (City of)      5.85        01/01/22           2.20
(Boulder City
Hospital Inc.)
                                                                      REVENUE BONDS 98.56%
4. Rockdale               7.50        01/01/26           2.05
(County of)                                                           GENERAL OBLIGATION 1.44%
Development
Authority                                                             NUMBER OF BOND HOLDINGS 116

5. Orange                 6.40        07/01/32           1.87         AVERAGE MATURITY 21.79 YEARS
(County of)
Housing                                                               DURATION 8.95 YEARS
Finance
Authority

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================


    We decreased the fund's exposure to hospital and nursing-home bonds, which underperformed because of issues involving reimbursement to health-care facilities. We remain optimistic about the long-term prospects for the hospital and nursing-home sectors because of the aging of the population and its potential impact on future demand. Also, Congress has proposed restoration of some spending cuts made to health-care institutions.

WHAT WAS THE COMPOSITION OF THE PORTFOLIO AT THE END OF THE REPORTING PERIOD? The fund had 116 longer-maturity holdings--98.56% were revenue bonds and 1.44% general obligation bonds. Holdings were diversified across nearly 20 sectors, with hospital bonds, multi-family housing bonds and nursing-home bonds being the three leading sector weightings.

WHAT WAS THE CREDIT QUALITY OF THE PORTFOLIO?
As of September 30, 2000, the fund had an average portfolio quality rating equivalent to BB. Non-rated securities, with an equivalent rating of BB based on an internal analysis by fund management, made up 77% of the fund's holdings. Over the reporting period, we reduced the percentage of non-rated bonds in the portfolio to enhance liquidity. Bonds rated BB or better as measured by Standard & Poor's, a widely known credit-rating agency, made up approximately 23% of the portfolio. S&P ratings are historical and are based on an analysis of the credit quality of the individual municipal securities in the portfolio.

WHAT IS YOUR OUTLOOK?
We remain cautiously optimistic about the prospects for high-yield muni bonds. Recent economic indicators suggest that Fed rate hikes have begun to slow economic growth and reduce the threat of inflation, although rising energy prices remain a concern. The combination of a slowing economy, stable interest rates and subdued inflation could benefit muni bonds.
    Moreover, new-issue supply is expected to remain relatively low. While state and local governments tend to issue most of their bonds toward the end of the year to raise cash for the coming year, some analysts predict that muni-bond issuance for the remainder of 2000 and for the first half of 2001 will continue to be muted. If demand for munis remains strong in the face of relatively weak new-issue supply, it could enhance the value of municipal-bond investments.

          See important fund and index disclosures inside front cover.

                         AIM HIGH INCOME MUNICIPAL FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION


WHAT DO BOND RATINGS MEAN?

The preceding discussion of your fund's performance mentions the quality of the bonds in the fund's portfolio. Just what are bond quality ratings?
    Two well-known rating agencies, Moody's and Standard & Poor's (S&P), assign ratings to bond issues. The chart shows a summary of the definitions of these ratings.

HOW BONDS ARE RATED
Bond ratings are essentially based on the issuer's risk of default (nonpayment of principal and/or interest) on the bond. How does a bond rating come about? Say a company wants to raise $5 million for expansion by issuing a five-year bond, meaning that in five years, the company will repay $5 million plus interest to the investor(s) in the bond issue. The company, or issuer, pays a fee to have its bond rated by a qualified rating agency. The selected rating agency sends representatives to the company to meet with management and evaluate the company's short- and long-term risk profile--the company's ability and willingness to pay the principal and interest of the bond issue at its maturity, in this case five years.
    After considering these and other factors deemed necessary by agency representatives, the rating agency assigns a rating, such as "A," to the issue. The rating is made public before the issue is offered to investors so they know the relative quality of the bond. Investors can then decide for themselves if they wish to invest in a particular bond issue.

WHAT BOND RATINGS MEAN
Although the rating systems of the two agencies differ slightly, their hierarchy is essentially the same. High-rated bonds have a lower return because they are a lower-risk investment. In other words, rating and risk/return move inversely for bonds--the lower the rating, the higher the potential risk and return, and vice versa.
    Once assigned, bond ratings are not often altered. However, if major changes occur in an issuer's short- or long-term credit outlook, a rating agency may review the rating for possible modification. Contributing factors may include shifts in industry demand, new technologies, government intervention or changes in macroeconomic variables such as oil prices.

UNRATED BONDS
The fact that a bond is unrated does not make it a "bad" bond. Some organizations simply choose not to pay to have their bonds rated. Often the issuer of an unrated bond is a small entity such as a town or district that does not have extra money to pay for a rating. In those cases, independent research is necessary on the part of the investor to put together a risk profile of the issuer.

==================================================================================================
MOODY'S                            DEFINITION                                             S&P

                                INVESTMENT-GRADE

Aaa       Bonds of the highest quality, with the lowest degree of long-term               AAA
          investment risk. Issuers' ability to repay is very high.

Aa        Bonds of high quality with slightly greater long-term investment risk.          AA

A         Bonds with favorable investment attributes but elements making them             A
          more susceptible to adversity.

Baa       Medium-grade bonds that are currently secure but possibly unreliable            BBB
          over time.

                              NON-INVESTMENT-GRADE
                              (High-Yield or Junk)

Ba        Bonds with speculative elements that make them not well-safeguarded             BB
          and uncertain.

B         Bonds with low long-term assurance of payment.                                  B

Caa       Bonds of poor standing that may be in default or in danger of default.          CCC

Ca        Bonds of highly speculative quality that are often in default.                  CC

C         Lowest-rated bonds with poor prospects of ever being upgraded to                C
          investment standing.
-         Bonds in default. Issuer cannot repay.                                          D
==================================================================================================

Your fund's prospectus and statement of additional information show the maximum percentage, if any, that your fund can invest in non-investment grade bonds.


                         AIM HIGH INCOME MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2000
(Unaudited)

                                          PAR       MARKET
                                         (000)       VALUE
LONG-TERM MUNICIPAL OBLIGATIONS-94.72%

ARIZONA-1.22%

Pima (County of ) Industrial
  Development Authority (Health Care
  Facilities); Series 2000 A RB
  8.25%, 11/15/22                        $  640   $   621,574
-------------------------------------------------------------
  8.50%, 11/15/32                           300       296,211
=============================================================
                                                      917,785
=============================================================

CALIFORNIA-1.98%

California (State of) Educational
  Facilities Authority (Fresno Pacific
  University); Series 2000 A RB
  6.75%, 03/01/19                         1,000     1,074,660
-------------------------------------------------------------
California (State of) Educational
  Facilities Authority (Keck Graduate
  Institute); Series 2000 RB
  6.75%, 06/01/30                           390       410,728
=============================================================
                                                    1,485,388
=============================================================

COLORADO-2.80%

Colorado (State of) Health Facilities
  Authority (Volunteers of America);
  Health and Residential Care
  Facilities Series 1999 A RB
  6.00%, 07/01/29                           850       696,090
-------------------------------------------------------------
Saddle Rock (City of) South
  Metropolitan District No. 2 (Mill
  Levy Obligation); Limited Tax Series
  GO
  7.20%, 12/01/19                           650       656,805
-------------------------------------------------------------
St. Vincent General Hospital District;
  Series 1999 RB
  6.00%, 12/01/19                           885       751,825
=============================================================
                                                    2,104,720
=============================================================

CONNECTICUT-0.60%

Connecticut (State of) Development
  Authority (Watson Foods Co., Inc.);
  Series 1998 IDR RB
  5.90%, 06/01/28(a)                        520       450,965
=============================================================

FLORIDA-7.88%

Fishhawk (District of) Community
  Development (Public Improvements);
  Series 1996 Special Assessment RB
  7.63%, 05/01/18                           975     1,026,402
-------------------------------------------------------------
Lexington Oaks (District of) Community
  Development (Public Improvements);
  Series 2000 B Special Assessment RB
  6.70%, 05/01/07                           750       758,880
-------------------------------------------------------------
Orange (County of) Housing Finance
  Authority (Brentwood Park
  Apartments); Multifamily Housing
  Series 1998 G RB
  6.40%, 07/01/32                         1,500     1,403,715
-------------------------------------------------------------
Orange (County of) Housing Finance
  Authority (Palm West Apartments);
  Multifamily Housing Series 1999 B RB
  6.50%, 03/01/34                         1,000       909,520
-------------------------------------------------------------

                                          PAR       MARKET
                                         (000)       VALUE
FLORIDA-(CONTINUED)

Poinciana (District of) Community
  Development (Public Utility
  Improvements); Series 2000 A Special
  Assessment RB
  7.13%, 05/01/31                        $  615   $   623,032
-------------------------------------------------------------
Sumter (County of) Industrial
  Development Authority (Wecare Nursing
  Center Project); Health Care
  Facilities Series 1999 A RB
  6.75%, 04/01/29                         1,405     1,203,397
=============================================================
                                                    5,924,946
=============================================================

GEORGIA-4.27%

Fulton (County of) Housing Authority
  (Azalea Manor Project); Multifamily
  Housing Series 1998 RB
  6.50%, 02/01/28                           780       736,297
-------------------------------------------------------------
Fulton (County of) Housing Authority
  (Washington Court Project);
  Multifamily Housing Series 1998 RB
  6.40%, 02/01/19                           765       723,935
-------------------------------------------------------------
  6.50%, 02/01/28                           225       210,834
-------------------------------------------------------------
Rockdale (County of) Development
  Authority (Visy Paper, Inc.); Solid
  Waste Disposal Series 1993 RB
  7.50%, 01/01/26(a)                      1,500     1,538,220
=============================================================
                                                    3,209,286
=============================================================

ILLINOIS-5.39%

Crestwood (City of); Tax Increment
  Revenue Refunding Non-Qualified Bonds
  7.25%, 12/01/08                           100       103,263
-------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bethesda Home &
  Retirement); Series 1999 A RB
  6.25%, 09/01/14                           500       480,935
-------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bohemian-Tabor Hills);
  Refunding Series 1998 A RB
  5.90%, 11/15/24                           775       651,496
-------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Lifelink Corp. Obligation
  Group); Refunding Series 1998 RB
  5.85%, 02/15/20                           350       291,452
-------------------------------------------------------------
  5.70%, 02/15/24                           850       678,470
-------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Swedish American
  Hospital); Series 2000 RB
  6.88%, 11/15/30                           700       710,192
-------------------------------------------------------------
Round Lake Beach (City of); Tax
  Increment Refunding Series 1993 RB
  7.50%, 12/01/13                         1,000     1,037,610
-------------------------------------------------------------
Saint Charles (City of) (Tri-City
  Center Associates Limited Project);
  Series 1993 IDR (LOC-Old Kent Bank)
  7.50%, 11/01/13                           100       101,144
=============================================================
                                                    4,054,562
=============================================================

                                          PAR       MARKET
                                         (000)       VALUE
INDIANA-0.81%

Indiana (State of) Health Facilities
  Financing Authority (Franciscan
  Eldercare Community Services); Series
  1998 RB
  5.88%, 05/15/29                        $  750   $   607,912
=============================================================

IOWA-0.13%

Iowa (State of) Finance Authority (Park
  West Housing Project); Multifamily
  Refunding Series 1993 RB
  8.00%, 10/01/23                           100       100,791
=============================================================

KANSAS-1.63%

Hutchinson (City of) Health Care
  Facilities (Wesley Towers Inc.);
  Refunding & Improvement Series 1999 A
  RB
  6.25%, 11/15/19                           750       658,035
-------------------------------------------------------------
Lawrence (City of) (Holiday Inn
  Project); Commercial Development
  Senior Refunding Series 1997 A RB
  8.00%, 07/01/16                            40        41,443
-------------------------------------------------------------
Olathe (City of) Senior Living
  Facilities (Aberdeen Village Inc.);
  Series 2000 A RB
  7.00%, 05/15/20                           200       200,270
-------------------------------------------------------------
  7.50%, 05/15/24                           330       330,125
=============================================================
                                                    1,229,873
=============================================================

KENTUCKY-2.20%

Jefferson (County of) Health Facilities
  (Beverly Enterprises Inc. Project);
  Refunding Series 1999 B RB
  5.88%, 08/01/07                           675       642,890
-------------------------------------------------------------
Kenton (County of) Airport Board (Delta
  Airlines Project); Special Facilities
  Series 1992 B RB
  7.25%, 02/01/22                           500       516,450
-------------------------------------------------------------
Newport (City of) Public Properties
  Corporation (Public Parking & Plaza);
  First Mortgage Series 2000 A-1 RB
  8.50%, 01/01/27                           500       494,095
=============================================================
                                                    1,653,435
=============================================================

MARYLAND-1.98%

Baltimore (County of) (Bethlehem Steel
  Corp. Project); Refunding Series 1994
  B PCR
  7.50%, 06/01/15                           450       455,818
-------------------------------------------------------------
Maryland (State of) Health & Higher
  Education Facilities Authority
  (University of Maryland Medical
  System); Series 2000 RB
  6.75%, 07/01/30                         1,000     1,033,030
=============================================================
                                                    1,488,848
=============================================================

MASSACHUSETTS-0.91%

Massachusetts (State of) Health &
  Educational Facilities Authority
  (Christopher House); Refunding Series
  1999 A RB
  6.88%, 01/01/29                           750       684,210
=============================================================

                                          PAR       MARKET
                                         (000)       VALUE
MICHIGAN-3.21%

Garden City (City of) Hospital Finance
  Authority (Garden City Hospital Osteo
  Group); Hospital Refunding Series
  1998 A RB
  5.75%, 09/01/17                        $1,500   $ 1,208,250
-------------------------------------------------------------
Gogebic (County of) Hospital Finance
  Authority (Grand View Health System
  Inc.); Refunding Series 1999 RB
  5.88%, 10/01/16                           920       779,728
-------------------------------------------------------------
Mecosta (County of) General Hospital;
  Refunding Unlimited Tax Series GO
  6.00%, 05/15/18                           500       428,565
=============================================================
                                                    2,416,543
=============================================================

MINNESOTA-4.86%

Columbia Heights (City of) Multifamily
  and Health Care Facility (Crest View
  Corp. Project); Series 1998 RB
  6.00%, 03/01/33                           500       417,500
-------------------------------------------------------------
Minneapolis (City of) Health Care
  Facility (Ebenezer Society Project);
  Series 1993 A RB
  7.00%, 07/01/12                           100        95,471
-------------------------------------------------------------
Minneapolis (City of) Health Care
  Facility (Shelter Care Foundation);
  Series 1999 A RB
  6.00%, 04/01/10                         1,035       950,886
-------------------------------------------------------------
Moorhead (City of) Economic Development
  Authority (Eventide Housing
  Development Project); Multifamily
  Refunding Series 1998 A RB
  6.00%, 06/01/18                           500       439,575
-------------------------------------------------------------
Northfield (City of) Health Care
  Facilities (Retirement Center);
  Refunding and Improvement Series 1998
  A RB
  5.75%, 05/01/16                           335       281,614
-------------------------------------------------------------
Richfield (City of) Senior Housing
  Series 2000 A RB
  6.75%, 02/01/14                           300       302,043
-------------------------------------------------------------
  7.38%, 02/01/19                           435       432,777
-------------------------------------------------------------
St. Paul (City of) Port Authority and
  Hotel Facilities (Radisson Kellogg
  Project); Series 1999 2 RB
  7.38%, 08/01/29                           750       736,192
=============================================================
                                                    3,656,058
=============================================================

MISSISSIPPI-0.34%

Ridgeland (City of) Urban Renewal (The
  Orchard Limited Project); Refunding
  Series 1993 A RB
  7.75%, 12/01/15                           250       258,725
=============================================================

MISSOURI-2.36%

Good Shepherd Nursing Home District
  (Nursing Home Facilities); Refunding
  1998 RB
  5.90%, 08/15/23                           500       413,780
-------------------------------------------------------------
Madison (County of) Hospital Refunding
  Series 1998 RB
  5.88%, 10/01/26                           500       406,660
-------------------------------------------------------------
St. Louis (City of) Airport; Series
  2000 RB
  6.00%, 01/01/08                           500       506,380
-------------------------------------------------------------

                                          PAR       MARKET
                                         (000)       VALUE
MISSOURI-(CONTINUED)

Valley Park (City of) Industrial
  Development Authority (Cape Albeon
  Project); Senior Housing Series 1998
  RB
  6.15%, 12/01/33                        $  500   $   446,590
=============================================================
                                                    1,773,410
=============================================================

NEVADA-2.20%

Boulder (City of) (Boulder City
  Hospital Inc.); Refunding Hospital
  Series 1998 RB
  5.85%, 01/01/22                         2,000     1,654,480
=============================================================

NEW HAMPSHIRE-1.12%

New Hampshire (State of) Business
  Financial Authority (Alice Peck Day
  Health System); Series 1999 A RB
  6.88%, 10/01/19                           750       699,690
-------------------------------------------------------------
New Hampshire (State of) Higher
  Educational and Health Facilities
  Authority
  (Daniel Webster College); Series 1994
    RB
  7.63%, 07/01/04(b)(c)                     100       110,331
-------------------------------------------------------------
  (Franklin Pierce College); Series
  1994 RB
  6.00%, 10/01/18                            30        28,528
=============================================================
                                                      838,549
=============================================================

NEW JERSEY-5.54%

New Jersey (State of) Economic
  Development Authority (Continental
  Airlines, Inc. Project); Special
  Facilities Series 1999 RB
  6.25%, 09/15/19(a)                        400       379,592
-------------------------------------------------------------
  6.40%, 09/15/23(a)                      1,160     1,101,269
-------------------------------------------------------------
  6.25%, 09/15/29(a)                        750       699,848
-------------------------------------------------------------
New Jersey (State of) Educational
  Facilities Authority (Beth Medrash
  Govahoa America); Series 2000 G RB
  6.38%, 07/01/20                           605       599,900
-------------------------------------------------------------
New Jersey (State of) Health Care
  Facilities Financing Authority
  (Raritan Bay Medical Center); Series
  1994 RB
  7.25%, 07/01/14                           750       702,570
-------------------------------------------------------------
  7.25%, 07/01/27                           750       679,440
=============================================================
                                                    4,162,619
=============================================================

NEW YORK-6.47%

Monroe (County of) Industrial
  Development Agency (Woodland Village
  Project); Civic Facilities Series
  2000 RB
  8.55%, 11/15/32                         1,000     1,002,820
-------------------------------------------------------------
New York (State of) Industrial
  Development Agency (Field Hotel
  Associates LP); Refunding IDR Series
  1998
  5.80%, 11/01/13                           475       426,626
-------------------------------------------------------------
  6.00%, 11/01/28                           500       428,055
-------------------------------------------------------------
New York (State of) Industrial
  Development Agency (Marymount
  Manhattan College Project); Civic
  Facility Series 1993 RB
  7.00%, 07/01/03(b)(c)                     150       159,906
-------------------------------------------------------------

                                          PAR       MARKET
                                         (000)       VALUE
NEW YORK-(CONTINUED)

Onondaga (County of) Industrial
  Development Agency (Solvay Paperboard
  LLC Project); Solid Waste Disposal
  Facilities Refunding Series 1998 RB
  7.00%, 11/01/30(a)                     $2,000   $ 1,920,100
-------------------------------------------------------------
Suffolk (County of) Industrial
  Development Agency (Spellman High
  Voltage Facility); Series 1997 A IDR
  6.38%, 12/01/17(a)                        350       327,334
-------------------------------------------------------------
Westchester (County of) Industrial
  Development Agency (Hebrew Hospital
  Senior Housing Inc.); Continuing Care
  Retirement Series 2000 A RB
  7.00%, 07/01/21                           100        97,479
-------------------------------------------------------------
  7.38%, 07/01/30                           500       501,435
=============================================================
                                                    4,863,755
=============================================================

NORTH DAKOTA-0.49%

Grand Forks (City of) Senior Housing
  (4000 Valley Square Project); Special
  Term Series 1997 RB
  6.38%, 12/01/34                           500       369,365
=============================================================

OHIO-6.23%

Belmont (County of) Health Systems
  (East Ohio Regional Hospital);
  Refunding and Improvement Series 1998
  RB
  5.80%, 01/01/18                           800       630,128
-------------------------------------------------------------
Cuyahoga (County of) Hospital Facility
  (Canton Inc. Project); Series 2000 RB
  7.50%, 01/01/30                           750       780,180
-------------------------------------------------------------
Fairfield (City of) Economic
  Development (Beverly Enterprises Inc.
  Project); Refunding Series 1992 RB
  8.50%, 01/01/03                           110       112,300
-------------------------------------------------------------
Lucas (County of) Health Care Facility
  (Sunset Retirement Nursing Home);
  Refunding & Improvement Series 2000 A
  RB
  6.50%, 08/15/20                           500       490,395
-------------------------------------------------------------
  6.55%, 08/15/24                           500       489,330
-------------------------------------------------------------
Madison (County of) (Madison County
  Hospital Project); Hospital
  Improvement Refunding Series 1998 RB
  6.25%, 08/01/18                           940       822,425
-------------------------------------------------------------
  6.40%, 08/01/28                         1,000       860,240
-------------------------------------------------------------
Ohio (State of) (CSC Limited Project);
  Solid Waste Series 1997 RB
  8.50%, 08/01/22(a)(d)                   1,790       501,200
=============================================================
                                                    4,686,198
=============================================================

OREGON-0.69%

Oregon (State of) Health Housing
  Educational & Cultural Facilities
  Authority (Linfield College Project);
  Series 2000 A RB
  6.63%, 10/01/20                           500       516,505
-------------------------------------------------------------

                                          PAR       MARKET
                                         (000)       VALUE
PENNSYLVANIA-14.84%

Allegheny (County of) Hospital
  Development Authority (Villa St.
  Joseph of Baden); Health Care
  Facilities Series 1998 RB
  6.00%, 08/15/28                        $1,000   $   821,600
-------------------------------------------------------------
Beaver (County of) Industrial
  Development Authority (Cleveland
  Electric Project); Refunding Series
  1995 PCR
  7.63%, 05/01/25                         1,600     1,701,504
-------------------------------------------------------------
Chartiers Valley (City of) Industrial &
  Commercial Development Authority
  (Asbury Health Center); First
  Mortgage Refunding Series 1999 RB
  6.38%, 12/01/19                         1,000       887,820
-------------------------------------------------------------
Columbia (County of) Hospital Authority
  (Bloomsburg Hospital Project); Health
  Care Series 1999 RB
  5.90%, 06/01/29                           350       274,544
-------------------------------------------------------------
Crawford (County of) Hospital Authority
  (Wesbury United Methodist Community);
  Senior Living Facilities Series 1999
  RB
  6.25%, 08/15/29                           750       674,633
-------------------------------------------------------------
Cumberland (County of) Industrial
  Development Authority (Woods Cedar
  Run); First Mortgage Refunding Series
  1998 A RB
  6.50%, 11/01/18                         1,000       877,190
-------------------------------------------------------------
Lancaster (County of) Hospital
  Authority (Saint Anne's Home Health
  Center); Series 1999 RB
  6.63%, 04/01/28                         1,000       887,670
-------------------------------------------------------------
Lancaster (County of) Industrial
  Development Authority (Garden Spot
  Village Project); Series 2000 A RB
  7.60%, 05/01/22                           250       250,605
-------------------------------------------------------------
  7.63%, 05/01/31                           500       502,180
-------------------------------------------------------------
Montgomery (County of) Higher Education
  & Health Authority (Philadelphia
  Geriatric Center); Series 1999 A RB
  7.38%, 12/01/30                         1,340     1,259,627
-------------------------------------------------------------
Montgomery (County of) Higher Education
  & Health Authority (Temple Continuing
  Care Center); Series 1999 RB
  6.63%, 07/01/19                         1,250     1,112,513
-------------------------------------------------------------
  6.75%, 07/01/29                           460       403,682
-------------------------------------------------------------
Pennsylvania (State of) Higher
  Education Facilities Authority
  (Student Association Inc.); Student
  Housing Series 2000 A RB
  6.75%, 09/01/20                           500       489,260
-------------------------------------------------------------
  6.75%, 09/01/32                           325       312,657
-------------------------------------------------------------
Philadelphia (City of) Authority For
  Industrial Development (US Airways
  Inc.); Special Facilities Series 2000
  RB
  7.50%, 05/01/10(a)                        250       250,245
-------------------------------------------------------------
Philadelphia (City of) Hospital &
  Higher Education Facilities Authority
  (Chestnut Hill College); Series 1999
  RB
  6.00%, 10/01/29                           500       449,340
=============================================================
                                                   11,155,070
=============================================================

                                          PAR       MARKET
                                         (000)       VALUE
SOUTH CAROLINA-2.40%

South Carolina (State of) Jobs and
  Economic Development Authority
  (Palmetto Health Alliance); Hospital
    Facilities
  Improvement Series 2000 A RB
  7.38%, 12/15/21                        $  800   $   821,576
-------------------------------------------------------------
  (Westley Commons); Health Facilities
    First
  Mortgage Series 2000 RB
  7.75%, 10/01/15                           700       686,952
-------------------------------------------------------------
  8.00%, 10/01/31                           300       293,121
=============================================================
                                                    1,801,649
=============================================================

TEXAS-6.26%

Abilene (City of) Health Facilities
  Development (Sears Methodist
  Retirement); Corporate Retirement
  Facilities Series 1998 A RB
  5.88%, 11/15/18                         1,000       841,130
-------------------------------------------------------------
  Series 1999 RB
  5.88%, 11/15/18                           450       377,339
-------------------------------------------------------------
  6.00%, 11/15/29                           550       450,615
-------------------------------------------------------------
Atlanta (City of) Hospital Authority;
  Hospital Facility Series 1999 RB
  6.70%, 08/01/19                           500       457,340
-------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (Villa Madrid/Cumberland Apartments);
  Multifamily Housing Series 1998 A RB
  7.25%, 05/01/16                           200       200,528
-------------------------------------------------------------
Matagorda (County of) NAV District #1
  (Reliant Energy Project); Refunding
  Series 1999 B RB
  5.95%, 05/01/30(a)                        500       452,830
-------------------------------------------------------------
Meadow Parc Development Inc. (Meadow
  Parc Apartments Project); Multifamily
  Housing Series 1998 RB
  6.50%, 12/01/30                         1,000       925,660
-------------------------------------------------------------
Woodhill Public Facilities Corp.
  (Woodhill Apartments Project);
  Multifamily Housing Series 1999 RB
  7.50%, 12/01/29                         1,000       998,670
=============================================================
                                                    4,704,112
=============================================================

VERMONT-1.13%

Vermont (State of) Education & Health
  Buildings Financing Agency (Copley
  Manor Project); Health Care
  Facilities Series 1999 RB
  6.25%, 04/01/29                         1,000       853,760
=============================================================
VIRGINIA-1.95%
Hampton (City of) Redevelopment and
  Housing Authority (Olde Hampton Hotel
  Association); First Mortgage
  Refunding Series 1998 A RB
  6.50%, 07/01/16                           500       469,455
-------------------------------------------------------------
Virginia Beach (City of) Development
  Authority (Beverly Inc. Project);
  Industrial Development Refunding
  Series 2000 RB
  7.00%, 04/01/10                         1,000       997,940
=============================================================
                                                    1,467,395
=============================================================

                                          PAR       MARKET
                                         (000)       VALUE
WISCONSIN-2.83%

Wisconsin (State of) Health and
  Educational Facilities Authority
  (Attic Angel Community Inc.); Series
  1998 RB
  5.75%, 11/15/27                        $1,000   $   797,224
-------------------------------------------------------------
  (FH Healthcare Development Inc.);
  Series 1999 RB
  6.25%, 11/15/20                           750       676,995
-------------------------------------------------------------
  (St. Camillus Health Center); Series
  1998 RB
  5.75%, 07/01/28                           300       239,031
-------------------------------------------------------------
  (United Lutheran Home); Series 1998
    RB
  5.70%, 03/01/28                           525       413,180
=============================================================
                                                    2,126,430
=============================================================
    Total Long-Term Municipal
      Obligations (Cost $77,678,952)               71,217,344
=============================================================

SHORT-TERM MUNICIPAL
  OBLIGATIONS-5.03%(d)

CONNECTICUT-2.89%

Connecticut (State of) Development
  Authority (Weekly-Corporate
  Independent Living Project); Health
  Care VRD Series 1990 RB (LOC-Chase
  Manhattan Bank)
  5.40%, 07/01/15                         1,298     1,298,000
-------------------------------------------------------------
Connecticut (State of) Special Tax
  Obligation (Special
  Lien-Transportation Infrastructure);
  VRD Series 1990 RB (LOC-Commerzbank
  A.G.)
  5.40%, 12/01/10                           877       877,000
=============================================================
                                                    2,175,000
=============================================================

                                          PAR       MARKET
                                         (000)       VALUE
DELAWARE-0.92%

Delaware (University of); VRD Series
  1998 RB
  5.60%, 11/01/23                        $  694   $   694,000
=============================================================

ILLINOIS-0.06%

Illinois (State of) Development
  Financial Authority (American College
  Surgeons Project); VRD Series 1996 RB
  (LOC-Northern Trust Company)
  5.60%, 08/01/26                            44        44,000
=============================================================

TEXAS-1.16%

Bexar (County of) Housing Finance
  Authority (Fountainhead Apartments);
  Multifamily Refunding VRD Series 1996
  RB
  5.55%, 09/15/26(e)                        868       868,000
=============================================================
    Total Short-Term Municipal
      Obligations
      (Cost $3,781,000)                             3,781,000
=============================================================
TOTAL INVESTMENTS-99.75% (Cost
  $81,459,952)                                     74,998,344
=============================================================
OTHER ASSETS LESS LIABILITIES-0.25%                   191,830
=============================================================
NET ASSETS-100.00%                                $75,190,174
_____________________________________________________________
=============================================================

Investment Abbreviations:

GO  - General Obligation
IDR - Industrial Development Revenue Bonds
LOC - Letter of Credit
PCR - Pollution Control Revenue Bonds
RB  - Revenue Bonds
VRD - Variable Rate Demand

Notes to Schedule of Investments:

(a)Security subject to the alternative minimum tax.
(b)Secured by an escrow fund of U.S. Treasury obligations.
(c)Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(d)Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e)Demand securities; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rates shown are in effect on 09/30/00.
(f)Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $81,459,952)  $74,998,344
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 1,544,364
------------------------------------------------------------
  Interest                                         1,529,549
------------------------------------------------------------
  Investments sold                                    25,000
------------------------------------------------------------
Investment for deferred compensation plan             12,267
============================================================
    Total assets                                  78,109,524
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,505,075
------------------------------------------------------------
  Fund shares reacquired                             137,198
------------------------------------------------------------
  Dividends                                          194,946
------------------------------------------------------------
  Deferred compensation plan                          12,267
------------------------------------------------------------
Accrued administrative services fees                   4,247
------------------------------------------------------------
Accrued distribution fees                             61,856
------------------------------------------------------------
Accrued transfer agent fees                            2,455
------------------------------------------------------------
Accrued operating expenses                             1,306
============================================================
    Total liabilities                              2,919,350
============================================================
Net assets applicable to shares outstanding      $75,190,174
____________________________________________________________
============================================================

NET ASSETS:

Class A                                          $46,372,698
____________________________________________________________
============================================================
Class B                                          $23,973,952
____________________________________________________________
============================================================
Class C                                          $ 4,843,524
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

  Class A                                          5,422,647
____________________________________________________________
============================================================
  Class B                                          2,801,919
____________________________________________________________
============================================================
  Class C                                            566,044
____________________________________________________________
============================================================
Class A:
  Net asset value and redemption price per
    share                                        $      8.55
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.55 divided by 95.25%) $      8.98
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $      8.56
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $      8.56
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended September 30, 2000
(Unaudited)

INVESTMENT INCOME:

Interest income                                  $ 2,334,513
============================================================

EXPENSES:

Advisory fees                                        203,108
------------------------------------------------------------
Administrative services fees                          25,206
------------------------------------------------------------
Custodian fees                                         2,034
------------------------------------------------------------
Distribution fees -- Class A                          52,391
------------------------------------------------------------
Distribution fees -- Class B                         108,364
------------------------------------------------------------
Distribution fees -- Class C                          20,936
------------------------------------------------------------
Transfer agent fees                                   15,088
------------------------------------------------------------
Registration and filing fees                          30,781
------------------------------------------------------------
Trustees' fees                                         2,123
------------------------------------------------------------
Other                                                 52,526
============================================================
    Total expenses                                   512,557
============================================================
Less: Fees waived and expenses reimbursed           (229,088)
------------------------------------------------------------
   Expenses paid indirectly                             (469)
============================================================
    Net expenses                                     283,000
============================================================
Net investment income                              2,051,513
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                        (702,933)
============================================================
Change in net unrealized appreciation
  (depreciation) of investment securities           (555,142)
============================================================
Net gain (loss) on investment securities          (1,258,075)
============================================================
Net increase in net assets resulting from
  operations                                     $   793,438
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2000 and the year ended March 31, 2000 (Unaudited)

                                                              SEPTEMBER 30,     MARCH 31,
                                                                  2000            2000
                                                              -------------    -----------
OPERATIONS:

  Net investment income                                        $ 2,051,513     $ 3,808,319
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (702,933)     (3,732,037)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         (555,142)     (5,956,529)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                   793,438      (5,880,247)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (1,352,423)     (2,644,268)
------------------------------------------------------------------------------------------
  Class B                                                         (609,064)       (924,064)
------------------------------------------------------------------------------------------
  Class C                                                         (116,771)       (215,599)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        8,520,242      (4,438,767)
------------------------------------------------------------------------------------------
  Class B                                                        4,088,589       8,998,851
------------------------------------------------------------------------------------------
  Class C                                                          822,834       1,710,760
==========================================================================================
    Net increase (decrease) in net assets                       12,146,845      (3,393,334)
==========================================================================================

NET ASSETS:

  Beginning of period                                           63,043,329      66,436,663
==========================================================================================
  End of period                                                $75,190,174     $63,043,329
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $86,056,093     $72,624,428
------------------------------------------------------------------------------------------
  Undistributed net investment income                               42,054          68,799
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (4,446,365)     (3,743,432)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (6,461,608)     (5,906,466)
==========================================================================================
                                                               $75,190,174     $63,043,329
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM High Income Municipal Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate portfolios, each having an unlimited number of shares of beneficial interest. Prior to June 1, 2000 the Fund was organized as a series portfolio of AIM Tax-Exempt Funds, Inc. At a meeting held on February 3, 2000, the Board of Directors of AIM Tax-Exempt Funds, Inc. approved an Agreement and Plan of Reorganization (the "Reorganization") which reorganized the Fund as a series portfolio of the Trust. Shareholders of the Fund approved the Reorganization at a meeting held on May 31, 2000. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees, provided that securities with a demand feature exercisable within one to seven days will be valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.
     The Fund's investments include lower-rated and unrated debt securities which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders and uncertainties exist as to an issuer's ability to meet principal and interest payments. Securities rated below investment grade and comparable unrated securities represented approximately 84% of the Fund's investment portfolio at the end of the period.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code. The Fund has a capital loss carryforward of $1,007,290 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.
E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to

AIM based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                   ANNUAL RATE
----------                                   -----------
First $500 million                              0.60%
--------------------------------------------------------
Over $500 million up to and including $1
  billion                                       0.55%
--------------------------------------------------------
Over $1 billion up to and including $1.5
  billion                                       0.50%
--------------------------------------------------------
Over $1.5 billion                               0.45%
________________________________________________________
========================================================

  During the six months ended September 30, 2000, AIM waived fees and reimbursed expenses of $229,008.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2000, AIM was paid $25,206 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended September 30, 2000, AFS was paid $9,828 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended September 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $52,391, $108,364 and $20,936, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $25,173 from sales of the Class A shares of the Fund during the six months ended September 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended September 30, 2000, AIM Distributors received $3,517 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended September 30, 2000, the Fund paid legal fees of $2,677 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended September 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $469 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $469.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended September 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended September 30, 2000 was $20,190,522 and $6,305,761, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of September 30, 2000 was as follows:

Aggregate unrealized appreciation of
  investment securities                       $   430,443
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (6,892,051)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                    $(6,461,608)
_________________________________________________________
=========================================================
Investments have the same cost for tax and financial
  statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended September 30, 2000 and the year ended March 31, 2000 were as follows:

                                                                 SEPTEMBER 30, 2000             MARCH 31, 2000
                                                              ------------------------    --------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
                                                              ---------    -----------    ----------    ------------
Sold:
  Class A                                                     1,523,716    $13,092,251     4,375,932    $ 44,035,445
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       728,479      6,273,448     1,198,092      12,077,378
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       289,437      2,484,512       299,455       3,014,253
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        78,022        669,921       111,621       1,125,789
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        31,887        273,893        18,956         191,064
--------------------------------------------------------------------------------------------------------------------
  Class C                                                         7,277         62,514         4,580          46,173
====================================================================================================================
Reacquired:
  Class A                                                      (609,242)    (5,241,930)   (1,332,330)    (13,464,236)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      (285,716)    (2,458,752)     (107,492)     (1,083,779)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      (200,634)    (1,724,192)      (77,415)       (779,385)
====================================================================================================================
                                                              1,563,226    $13,431,665     4,491,399    $ 45,162,702
____________________________________________________________________________________________________________________
====================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                              -------------------------------------------------------
                                                                                                     JANUARY 2, 1998
                                                               SIX MONTHS          YEAR ENDED        (DATE OPERATIONS
                                                                  ENDED            MARCH 31,          COMMENCED) TO
                                                              SEPTEMBER 30,    ------------------       MARCH 31,
                                                                  2000          2000       1999            1998
                                                              -------------    -------    -------    ----------------
Net asset value, beginning of period                             $  8.72       $ 10.04    $  9.99        $ 10.00
-----------------------------------------------------         ----------       -------    -------    -----------
Income from investment operations:
  Net investment income                                             0.27          0.56       0.54           0.11
-----------------------------------------------------         ----------       -------    -------    -----------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.16)        (1.32)      0.05          (0.01)
-----------------------------------------------------         ==========       =======    =======    ===========
    Total from investment operations                                0.11         (0.76)      0.59           0.10
-----------------------------------------------------         ==========       =======    =======    ===========
Less distributions:
  Dividends from net investment income                             (0.28)        (0.56)     (0.54)         (0.11)
-----------------------------------------------------         ==========       =======    =======    ===========
Net asset value, end of period                                   $  8.55       $  8.72    $ 10.04        $  9.99
_____________________________________________________         __________       _______    _______    ___________
=====================================================         ==========       =======    =======    ===========
Total return(a)                                                     1.28%        (7.79)%     6.01%          1.04%
_____________________________________________________         __________       _______    _______    ___________
=====================================================         ==========       =======    =======    ===========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $46,373       $38,645    $49,570        $17,787
_____________________________________________________         __________       _______    _______    ___________
=====================================================         ==========       =======    =======    ===========
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.55%(b)      0.50%      0.29%          0.25%(c)
-----------------------------------------------------         ----------       -------    -------    -----------
  Without fee waivers and/or expense reimbursements                 1.23%(b)      1.28%      1.29%          1.65%(c)
=====================================================         ==========       =======    =======    ===========
Ratio of net investment income to average net assets                6.34%(b)      5.95%      5.41%          4.80%(c)
_____________________________________________________         __________       _______    _______    ___________
=====================================================         ==========       =======    =======    ===========
Portfolio turnover rate                                               10%           51%        30%            21%
_____________________________________________________         __________       _______    _______    ___________
=====================================================         ==========       =======    =======    ===========

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $41,798,071.
(c) Annualized.

                                                                                     CLASS B
                                                              ------------------------------------------------------
                                                                                                     JANUARY 2, 1998
                                                               SIX MONTHS          YEAR ENDED          (DATE SALES
                                                                  ENDED            MARCH 31,          COMMENCED) TO
                                                              SEPTEMBER 30,    ------------------       MARCH 31,
                                                                  2000          2000       1999           1998
                                                              -------------    -------    -------    ---------------
Net asset value, beginning of period                             $  8.72       $ 10.04    $  9.99        $10.00
-----------------------------------------------------         ----------       -------    -------    ----------
Income from investment operations:
  Net investment income                                             0.24          0.48       0.47          0.09
-----------------------------------------------------         ----------       -------    -------    ----------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.16)        (1.32)      0.04         (0.01)
=====================================================         ==========       =======    =======    ==========
    Total from investment operations                                0.08         (0.84)      0.51          0.08
=====================================================         ==========       =======    =======    ==========
Less distributions:
  Dividends from net investment income                             (0.24)        (0.48)     (0.46)        (0.09)
=====================================================         ==========       =======    =======    ==========
Net asset value, end of period                                   $  8.56       $  8.72    $ 10.04        $ 9.99
_____________________________________________________         __________       _______    _______    __________
=====================================================         ==========       =======    =======    ==========
Total return(a)                                                     0.95%        (8.54)%     5.23%         0.81%
_____________________________________________________         __________       _______    _______    __________
=====================================================         ==========       =======    =======    ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $23,974       $20,298    $13,850        $2,699
_____________________________________________________         __________       _______    _______    __________
=====================================================         ==========       =======    =======    ==========
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    1.30%(b)      1.26%      1.04%         1.00%(c)
-----------------------------------------------------         ----------       -------    -------    ----------
  Without fee waivers and/or expense reimbursements                 1.98%(b)      2.04%      2.04%         2.44%(c)
=====================================================         ==========       =======    =======    ==========
Ratio of net investment income to average net assets                5.59%(b)      5.19%      4.66%         4.05%(c)
_____________________________________________________         __________       _______    _______    __________
=====================================================         ==========       =======    =======    ==========
Portfolio turnover rate                                               10%           51%        30%           21%
_____________________________________________________         __________       _______    _______    __________
=====================================================         ==========       =======    =======    ==========

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $21,613,609.
(c) Annualized.

                                                                                    CLASS C
                                                              ----------------------------------------------------
                                                                                                   JANUARY 2, 1998
                                                               SIX MONTHS         YEAR ENDED         (DATE SALES
                                                                  ENDED           MARCH 31,         COMMENCED) TO
                                                              SEPTEMBER 30,    ----------------       MARCH 31,
                                                                  2000          2000      1999          1998
                                                              -------------    ------    ------    ---------------
Net asset value, beginning of period                             $ 8.72        $10.04    $ 9.99        $10.00
-----------------------------------------------------         ---------        ------    ------    ----------
Income from investment operations:
  Net investment income                                            0.24          0.48      0.47          0.09
-----------------------------------------------------         ---------        ------    ------    ----------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.16)        (1.32)     0.04         (0.01)
=====================================================         =========        ======    ======    ==========
    Total from investment operations                               0.08         (0.84)     0.51          0.08
=====================================================         =========        ======    ======    ==========
Less distributions:
  Dividends from net investment income                            (0.24)        (0.48)    (0.46)        (0.09)
=====================================================         =========        ======    ======    ==========
Net asset value, end of period                                   $ 8.56        $ 8.72    $10.04        $ 9.99
_____________________________________________________         _________        ______    ______    __________
=====================================================         =========        ======    ======    ==========
Total return(a)                                                    0.95%        (8.54)%    5.23%         0.79%
_____________________________________________________         _________        ______    ______    __________
=====================================================         =========        ======    ======    ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $4,844        $4,100    $3,017        $  738
=====================================================         =========        ======    ======    ==========
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.30%(b)      1.26%     1.04%         1.00%(c)
-----------------------------------------------------         ---------        ------    ------    ----------
  Without fee waivers and/or expense reimbursements                1.98%(b)      2.04%     2.04%         2.44%(c)
_____________________________________________________         _________        ______    ______    __________
=====================================================         =========        ======    ======    ==========
Ratio of net investment income to average net assets               5.59%(b)      5.19%     4.66%         4.05%(c)
_____________________________________________________         _________        ______    ______    __________
=====================================================         =========        ======    ======    ==========
Portfolio turnover rate                                              10%           51%       30%           21%
_____________________________________________________         _________        ______    ______    __________
=====================================================         =========        ======    ======    ==========

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $4,175,780.
(c) Annualized.

THE AIM FUNDS--Registered Trademark--
RISK SPECTRUM

On the back cover of this fund report, you'll find the funds in the AIM family divided into the following categories: sector, international/global, domestic, taxable and tax-free. You'll also notice that the funds in each category are listed from more aggressive to more conservative.
    Within each category of this risk spectrum, we assessed each fund on the basis of three factors: its holdings, volatility patterns and diversification. From that assessment, we assigned a degree of risk to each fund and ordered them accordingly.
    Mutual funds typically invest in stocks, bonds or money market instruments, each with varying levels of potential risk and reward. Generally, the riskier the investment, the greater the potential reward.

o Stock funds usually offer the most upside potential, but they also carry the greatest risk. Funds that invest in large, well-established companies generally have lower risk/reward potential than funds that invest in small, fast-growing companies.
o Funds that invest in a broad range of industries are considered more diversified and less risky--and potentially less rewarding--than funds that invest in a single sector, such as technology.
o Funds that invest in international markets tend to have higher risk/reward potential than those that invest solely in domestic securities.
o Bond funds are generally considered safer and therefore potentially less rewarding than stock funds. Funds that invest in U.S. Treasury securities typically have lower risk/reward potential than funds that invest in higher-yielding junk bonds.
o Money market funds, while considered extremely safe, typically produce lower returns than stock and bond funds. Moreover, it is possible that a money market fund's returns will not keep pace with inflation.

    The amount of investment risk you undertake depends on several factors: your financial objectives, your risk tolerance and your time horizon. Are you saving for your later years or are you investing to buy a large item, like a car or a house, soon? Are you a young adult early in your work life, or are you approaching retirement?
    If your investment plan has a rather long time horizon, you may be able to invest more aggressively because you could have time to recoup should you experience losses. If your needs are more immediate, you may need to be more conservative to meet your goal.
    Because these factors change over time, it's a good idea to reassess your portfolio periodically to make sure it still meets your needs. Your financial advisor can help you figure out if your portfolio is right where it should be or if it could use some fine-tuning.
    In assessing your investments, remember to keep diversification in mind. Such a strategy, where you spread your investments over several types of mutual funds, may help mitigate volatility and/or risk in your portfolio because not all investments behave the same way at the same time.
    AIM has a large selection of mutual funds to choose from. See your financial advisor for insight into which ones would best fit in your portfolio.

                      -------------------------------------

                            THE AMOUNT OF INVESTMENT

                           RISK YOU UNDERTAKE DEPENDS

                            ON SEVERAL FACTORS: YOUR

                           FINANCIAL OBJECTIVES, YOUR

                            RISK TOLERANCE AND YOUR

                                 TIME HORIZON.

                      -------------------------------------

BOARD OF TRUSTEES                            OFFICERS                                OFFICE OF THE FUND
Charles T. Bauer                             Charles T. Bauer                        11 Greenway Plaza
Chairman                                     Chairman                                Suite 100
A I M Management Group Inc.                                                          Houston, TX 77046
                                             Robert H. Graham
Bruce L. Crockett                            President                               INVESTMENT ADVISOR
Director
ACE Limited;                                 Carol F. Relihan                        A I M Advisors, Inc.
Formerly Director, President, and            Senior Vice President and Secretary     11 Greenway Plaza
Chief Executive Officer                                                              Suite 100
COMSAT Corporation                           Gary T. Crum                            Houston, TX 77046
                                             Senior Vice President
Owen Daly II                                                                         TRANSFER AGENT
Formerly Director                            Dana R. Sutton
Cortland Trust Inc.                          Vice President and Treasurer            A I M Fund Services, Inc.
                                                                                     P.O. Box 4739
Edward K. Dunn, Jr.                          Stuart W. Coco                          Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;         Vice President
Formerly Vice Chairman and President,                                                CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and     Melville B. Cox
President, Mercantile Bankshares             Vice President                          The Bank of New York
                                                                                     90 Washington Street
Jack Fields                                  Karen Dunn Kelley                       11th Floor
Chief Executive Officer                      Vice President                          New York, NY 10286
Twenty First Century Group, Inc.
Formerly Member                              Mary J. Benson                          COUNSEL TO THE FUND
of the U.S. House of Representatives         Assistant Vice President
                                             and Assistant Treasurer                 Ballard Spahr
Carl Frischling                                                                      Andrews & Ingersoll, LLP
Partner                                      Sheri Morris                            1735 Market Street
Kramer, Levin, Naftalis & Frankel LLP        Assistant Vice President                Philadelphia, PA 19103
                                             and Assistant Treasurer
Robert H. Graham                                                                     COUNSEL TO THE TRUSTEES
President and Chief Executive Officer        Jim A. Coppedge
A I M Management Group Inc.                  Assistant Secretary                     Kramer, Levin, Naftalis & Frankel LLP
                                                                                     919 Third Avenue
Prema Mathai-Davis                           Renee A. Friedli                        New York, NY 10022
Formerly Chief Executive Officer,            Assistant Secretary
YWCA of the U.S.A.                                                                   DISTRIBUTOR
                                             P. Michelle Grace
Lewis F. Pennock                             Assistant Secretary                     A I M Distributors, Inc.
Partner                                                                              11 Greenway Plaza
Pennock & Cooper                             Nancy L. Martin                         Suite 100
                                             Assistant Secretary                     Houston, TX 77046
Louis S. Sklar
Executive Vice President                     Ofelia M. Mayo
Hines Interests                              Assistant Secretary
Limited Partnership
                                             Lisa A. Moss
                                             Assistant Secretary

                                             Kathleen J. Pflueger
                                             Assistant Secretary

                THE AIM FAMILY OF FUNDS--Registered Trademark--

                                  EQUITY FUNDS

        DOMESTIC EQUITY FUNDS            INTERNATIONAL/GLOBAL EQUITY FUNDS              A I M Management Group Inc. has provided
                                                                                        leadership in the mutual fund industry since
          MORE AGGRESSIVE                         MORE AGGRESSIVE                       1976 and managed approximately $183 billion
                                                                                        in assets for more than eight million
AIM Small Cap Opportunities(1)           AIM Latin American Growth                      shareholders, including individual
AIM Mid Cap Opportunities(2)             AIM Developing Markets                         investors, corporate clients and financial
AIM Large Cap Opportunities(3)           AIM European Small Company                     institutions, as of September 30, 2000.
AIM Emerging Growth                      AIM Asian Growth                                   The AIM Family of Funds--Registered
AIM Small Cap Growth(4)                  AIM Japan Growth                               Trademark-- is distributed nationwide, and
AIM Aggressive Growth                    AIM International Emerging Growth              AIM today is the eighth-largest mutual fund
AIM Mid Cap Growth                       AIM European Development                       complex in the United States in assets under
AIM Small Cap Equity                     AIM Euroland Growth                            management, according to Strategic Insight,
AIM Capital Development                  AIM Global Aggressive Growth                   an independent mutual fund monitor.
AIM Constellation(5)                     AIM International Equity                           AIM is a subsidiary of AMVESCAP PLC, one
AIM Dent Demographic Trends              AIM Advisor International Value                of the world's largest independent financial
AIM Select Growth                        AIM Global Trends                              services companies with $414 billion in
AIM Large Cap Growth                     AIM Global Growth                              assets under management as of September 30,
AIM Weingarten                                                                          2000.
AIM Mid Cap Equity                               MORE CONSERVATIVE
AIM Value II
AIM Charter
AIM Value                                       SECTOR EQUITY FUNDS
AIM Blue Chip
AIM Basic Value                                   MORE AGGRESSIVE
AIM Large Cap Basic Value
AIM Balanced                             AIM New Technology
AIM Advisor Flex                         AIM Global Telecommunications and Technology
                                         AIM Global Infrastructure
         MORE CONSERVATIVE               AIM Global Resources
                                         AIM Global Financial Services
                                         AIM Global Health Care
                                         AIM Global Consumer Products and Services        [AIM LOGO APPEARS HERE]
                                         AIM Advisor Real Estate                         --Registered Trademark--
                                         AIM Global Utilities
                                                                                           INVEST WITH DISCIPLINE
                                                 MORE CONSERVATIVE                       --Registered Trademark--

                               FIXED-INCOME FUNDS

  TAXABLE FIXED-INCOME FUNDS               TAX-FREE FIXED-INCOME FUNDS

      MORE AGGRESSIVE                            MORE AGGRESSIVE

AIM Strategic Income                     AIM High Income Municipal
AIM High Yield II                        AIM Tax-Exempt Bond of Connecticut
AIM High Yield                           AIM Municipal Bond
AIM Income                               AIM Tax-Free Intermediate
AIM Global Income                        AIM Tax-Exempt Cash
AIM Floating Rate(6)
AIM Intermediate Government                     MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

     MORE CONSERVATIVE

The AIM Risk Spectrum illustrates equity and fixed-income funds from more aggressive to more conservative. When assessing the degree of risk, three factors were considered: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1) AIM Small Cap Opportunities Fund closed to new investors Nov. 4, 1999. (2) AIM Mid Cap Opportunities Fund closed to new investors March 21, 2000. (3) AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000. (4) AIM Small Cap Growth Fund closed to new investors Nov. 8, 1999. (5) AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations Dec. 1, 1999.
(6) AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering.
    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus. If used as sales material after Jan. 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.

[DALBAR LOGO APPEARS HERE]







A I M Distributors, Inc.

                                                                       HIM-SAR-1